Non-controlling interest (Details) ¥ in Thousands, $ in Thousands			1 Months Ended			12 Months Ended
	Mar. 05, 2019 shares	Jun. 28, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Minority Interest [Line Items]
Distribution payable								¥ 17,150
Distributed dividend paid						¥ 115	$ 16	17,035
Non-controlling interest				¥ 1,256		6,558		1,256	$ 926
Non-controlling interest balance				(91,846)		1,177,762		(91,846)	$ 166,332	¥ (134,025)	¥ (43,218)
Hangzhou Xinhan Supplier Chain Management Co., Ltd.("Xinhan")
Minority Interest [Line Items]
Non-controlling interest				¥ 1,256		¥ 6,558		¥ 1,256
Ownership percentage						65.00%			65.00%
Wunai Yidui
Minority Interest [Line Items]
Distribution payable		¥ 17,150
Distributed dividend paid			¥ 115		¥ 17,035
Hangzhou Dayi
Minority Interest [Line Items]
Non-controlling interest balance										¥ 18,477
Yi Zhang
Minority Interest [Line Items]
Minimum number of years after the completion of the IPO before the expiry of exclusive cooperation rights				5 years
Percentage of beneficial interest to be held to transfer cooperation rights				5.00%
Acquisition of non-controlling interest in Hangzhou Dayi
Minority Interest [Line Items]
Fair value of shares issued for acquisition of non controlling interest						¥ 656,000
Fair value of shares issued for acquisition of exclusive cooperation rights						103,000
Loss resulted in the acquisition of non-controlling interest						665,094
Acquisition of non-controlling interest in Hangzhou Dayi | Hangzhou Dayi
Minority Interest [Line Items]
Carrying value of non-controlling interest						¥ 9,094
Acquisition of non-controlling interest in Hangzhou Dayi | Yi Zhang
Minority Interest [Line Items]
Number of shares issued | shares	44,165,899
Percentage of non-controlling interest acquired	49.00%
Minimum number of years after the completion of the IPO before the expiry of exclusive cooperation rights	5 years
Percentage of beneficial interest to be held to transfer cooperation rights	5.00%
Exclusive cooperation rights
Minority Interest [Line Items]
Minimum number of years after the completion of the IPO before the expiry of exclusive cooperation rights	5 years
Percentage of beneficial interest to be held to transfer cooperation rights	5.00%
Estimated economic useful lives (in years)	5 years					5 years	5 years